UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended: September 30, 2006

Check here if Amendment [   ]; Amendment Number:____
This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Provident Trust Company
Address:	N16 W23217 Stone Ridge Drive, Suite 310
		Waukesha, WI  53188

Form 13F File No.:	028-06481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	James Scott Harkness
Title:	President
Phone:	(262) 521-2330
Signature, Place, and Date of Signing:

   s/Scott Harkness/s          	 	    Pewaukee, Wisconsin        10/31/06
      (Signature)			       (City/State)		 (Date)

Report Type (Check only one.):

[ X ]	13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ]	13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:		0

Form 13F Information Table Entry Total:		93

Form 13F Information Table Value Total:		$637,713
(in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report:		None


PROVIDENT TRUST COMPANY
SEC #801-58213
September 30, 2006
										       Voting Authority
			Type of			Shares/	   Value		Invsm  Otr
Name of Issuer		Class	Cusip		Prn Amt	   (x 1,000)	Dscrt	Mgr    Sole	    Shared  None

ABBOTT LABS		Com	002824100	   5,938      288	Sole		    5,938
ACCENTURE LTD-CLS A 	Com	G1150G111	 951,495   30,172	Sole		  951,495
ACTUANT CORP		Com	00508X203	   1,300       65	Sole		    1,300
AFLAC INC		Com	001055102	   2,430      111	Sole		    2,430
AMERICAN EXPRESS CO	Com	025816109	   1,477       83	Sole		    1,477
AMERICAN INTL GROUP INC	Com	026874107	     375       25	Sole		      375
AMGEN INC		Com	031162100	 402,735   28,808	Sole		  402,735
APPLE COMPUTER INC	Com	037833100	     100        8	Sole		      100
APW LTD			Com	G04397108	  12,250        0	Sole		   12,250
ASSOCIATED BANC CORP	Com	045487105	   6,797      221	Sole		    6,797
BANK OF AMERICA CORP	Com	060505104	     468       25	Sole		      468
BED BATH & BEYOND INC	Com	075896100	 400,700   15,331	Sole		  400,700
BELLSOUTH CORP		Com	079860102	     200        9	Sole		      200
BEMIS INC		Com	081437105	   8,000      263	Sole		    8,000
BERKSHIRE HATH INC CL B	Com	084670207	      10       32	Sole		       10
BIOMET INC		Com	090613100      1,409,870   45,384	Sole		1,409,870
BLOCK H&R INC		Com	093671105	   6,400      139	Sole		    6,400
BP PLC SPON ADR		Com	055622104	   6,872      451	Sole		    6,872
CHEVRON CORP 		Com	166764100	   3,730      242	Sole		    3,730
CISCO SYS INC		Com	17275R102	 703,185   16,159	Sole		  703,185
CITIGROUP INC 		Com	172967101	   9,390      466	Sole		    9,390
CLARENT CORP		Com	180461105	     120        0	Sole		      120
COMCAST CORP CL A	Com	20030N101	     115        4	Sole		      115
CONOCOPHILLIPS		Com	20825C104	   2,000      119	Sole		    2,000
COSTCO WHSL CORP NEW	Com	22160K105	     240       12	Sole		      240
DEVRY INC		Com	251893103	   6,412      136	Sole		    6,412
DISNEY WALT CO		Com	254687106	   9,456      292	Sole		    9,456
DU PONT E I DE NEMOURS	Com	263534109	   2,851      122	Sole		    2,851
EBAY INC		Com	278642103	   1,700       48	Sole		    1,700
EMAGEON INC		Com	20976V109	  26,333      411	Sole		   26,333
EXPRESS SCRIPTS INC	Com	302182100	 639,605   48,258	Sole		  639,605
EXXON MOBIL CORP 	Com	30231G102	   4,609      309	Sole		    4,609
FASTENAL CO		Com	311900104      1,254,740   48,420	Sole		1,254,740
FISERV INC		Com	337738108	     567       27	Sole		      567
FRANKLIN RES INC	Com	354613101	 350,830   37,100	Sole		  350,830
GAP INC			Com	364760108	     168        3	Sole		      168
GENERAL ELEC CO 	Com	369604103	  31,324    1,106	Sole		   31,324
GRAINGER W W INC	Com	384802104	   4,650      312	Sole		    4,650
HEARTLAND EXPRESS INC	Com	422347104	 728,233   11,419	Sole		  728,233
HELMERICH & PAYNE INC	Com	423452101	 718,360   16,544	Sole		  718,360
HOME DEPOT		Com	437076102	   1,800       65	Sole		    1,800
HOSPIRA INC		Com	441060100	     187        7	Sole		      187
ILLINOIS TOOL WKS INC	Com	452308109	 988,540   44,385	Sole		  988,540
INPHONIC INC		Com	45772G105	  26,600      211	Sole		   26,600
INTEL CORP		Com	458140100	   6,600      136	Sole		    6,600
INTERNATIONAL BUS MACH	Com	459200101	     140       11	Sole		      140
INTERPUBLIC GRP COS INC	Com	460690100	   2,033       20	Sole		    2,033
ISTAR FINCL INC		Com	45031U101	   2,500      104	Sole		    2,500
ITT INDS INC IND	Com	450911102	   1,000       51	Sole		    1,000
JACOBS ENGR GROUP INC	Com	469814107	 573,220   42,837	Sole		  573,220
JOHNSON & JOHNSON	Com	478160104	   5,200      338	Sole		    5,200
JOHNSON CONTROLS	Com	478366107	   1,596      114	Sole		    1,596
JP MORGAN CHASE & CO	Com	46625H100	   8,325      391	Sole		    8,325
KIMBERLY CLARK CORP	Com	494368103	   2,400      157	Sole		    2,400
KINDER MORGAN INC KANS	Com	49455P101	     500       52	Sole		      500
LOWES COS INC 		Com	548661107      1,101,200   30,900	Sole		1,101,200
MANPOWER INC		Com	56418H100	 548,745   33,622	Sole		  548,745
MANULIFE FINCL		Com	56501R106	   1,318       43	Sole		    1,318
MARSHALL & ILSLEY CORP	Com	571834100	  82,296    3,965	Sole		   82,296
MERCK & CO INC		Com	589331107	     996       42	Sole		      996
METRO AIRLINES INC	Com	591905203	      11        0	Sole		       11
NUVEEN CALIF PERF PLUS	Com	67062Q106	   6,800       98	Sole		    6,800
NUVEEN PREM INC MUN FD	Com	67062T100	   7,000       98	Sole		    7,000
PENNEY JC INC		Com	708160106	 562,750   38,486	Sole		  562,750
PEPSICO INC		Com	713448108	   1,000       65	Sole		    1,000
PFIZER INC		Com	717081103	   4,800      136	Sole		    4,800
PORTLAND GEN ELEC CO 	Com	736508847	      11        0	Sole		       11
PRINCIPAL FINCL GRP INC	Com	74251V102	     116        6	Sole		      116
PROCTER & GAMBLE CO	Com	742718109	  12,379      767	Sole		   12,379
PRUDENTIAL FINL INC	Com	744320102	   3,000      229	Sole		    3,000
ROBERT HALF INTL 	Com	770323103      1,064,755   36,170	Sole		1,064,755
ROCKWELL AUTOMATION	Com	773903109	 816,905   47,462	Sole		  816,905
ROYAL DTCH SHLL PLC	Com	780259206	   2,400      159	Sole		    2,400
SCHWAB CHARLES CP NEW	Com	808513105      2,790,430   49,977	Sole		2,790,430
SEAGATE TECHNOLOGY ESCW	Com	811804988	       9        0	Sole		        9
ST PAUL TRAVELERS CORP	Com	792860108	      35        2	Sole		       35
STREICHER MOBILE FUELNG	Com	862924107	   1,000       22	Sole		    1,000
STRYKER CORP		Com	863667101	  17,003      843	Sole		   17,003
SUN LIFE FINCL		Com	866696105	     417       17	Sole		      417
SYSCO CORP		Com	871829107	   2,460       82	Sole		    2,460
T. ROWE PRICE GROUP INC	Com	74144T108	  40,000    1,914	Sole		   40,000
TARGET CORP		Com	87612E106	     350       19	Sole		      350
TD AMERITRADE HLDNG CRP	Com	87236Y108	      70        1	Sole		       70
UNITED TECHNOLOGIES CRP	Com	913017109	   2,000      127	Sole		    2,000
US BANCORP 		Com	902973304	   3,169      150	Sole		    3,169
VENTANA MED YSTMS INC	Com	92276H106	   4,000      163	Sole		    4,000
WAL MART STORES INC	Com	931142103	   3,200      158	Sole		    3,200
WARREN RESOURCES INC	Com	93564A100	   5,448       66	Sole		    5,448
WM WRIGLEY JR		Com	982526204	   1,200       55	Sole		    1,200
WRIGLEY WLM JR CO CL B	Com	982526204	     300       14	Sole		      300
WYETH			Com	983024100	   1,000       51	Sole		    1,000

					      16,425,249  637,713		       16,425,249